EARNINGS PER SHARE (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EARNINGS PER SHARE
Issued common shares at January 1	94,540	91,687	90,515
Effect of shares issued	1,500	1,984	1,172
Weighted average number of common shares outstanding at December 31	96,040	93,671	91,687